Summary of significant accounting policies (Details) $ in Millions	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 CNY (¥)
Consolidated VIEs
Loan receivables	$ 135		¥ 13,159,000,000		¥ 835,000,000
Total assets	41,206		111,549,000,000		255,434,000,000
Secured borrowings			9,264,000,000
Total liabilities	15,707		70,731,000,000		97,363,000,000
Revenue (i)	12,293	¥ 76,204,000,000	52,504,000,000	¥ 34,517,000,000
Net income	3,923	24,320,000,000	23,403,000,000	8,649,000,000
Net cash used in operating activities	6,649	41,217,000,000	26,379,000,000	14,476,000,000
Net cash used in investing activities	(8,623)	(53,454,000,000)	(32,997,000,000)	545,000,000
Net cash provided by financing activities	$ 14,114	87,497,000,000	9,364,000,000	(1,406,000,000)
Assets, except for registered capital and PRC statutory reserves of VIEs, that can only be used to settle obligations of the respective VIEs					0
Consolidated VIEs
Consolidated VIEs
Cash and cash equivalents and short-term investments			1,367,000,000		2,272,000,000
Amounts due from Ant Financial Services			3,000,000		2,741,000,000
Loan receivables			13,159,000,000		835,000,000
Investment in equity investees and securities			240,000,000		4,018,000,000
Property and equipment and intangible assets			1,089,000,000		1,353,000,000
Total assets			18,874,000,000		13,811,000,000
Secured borrowings			9,264,000,000
Amounts due to WFOEs and other non-VIEs group companies			4,801,000,000		7,741,000,000
Total liabilities			17,446,000,000		¥ 11,420,000,000
Revenue (i)		10,457,000,000	6,170,000,000	3,088,000,000
Net income		659,000,000	(587,000,000)	(325,000,000)
Net cash used in operating activities		(7,343,000,000)	(2,642,000,000)	(134,000,000)
Net cash used in investing activities		(5,502,000,000)	(1,337,000,000)	(555,000,000)
Net cash provided by financing activities		¥ 13,018,000,000	¥ 4,157,000,000	¥ 812,000,000